Debt - Lease Financing Obligations (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2013 property
Debt Instrument [Line Items]
Interest expense related to lease financing obligations	$ 25	$ 15	$ 50	$ 30	$ 66	$ 57	$ 52
Property, equipment, and capitalized software, net	$ 448		$ 448		393	341
June 2013 Transactions
Debt Instrument [Line Items]
Sale leaseback lease term							25 years
Annual increase in rental payment (in percent)							3.00%
Interest expense related to lease financing obligations					13	13
Construction in Progress | February 2013 Transactions
Debt Instrument [Line Items]
Interest expense related to lease financing obligations					4	3
Property, equipment, and capitalized software, net					36
Lease financing obligation related to the construction projects					40	41
Rent expense					$ 1	$ 1
Property Subject to Operating Lease | 6th & Pine Development, LLC
Debt Instrument [Line Items]
Number of properties | property					2			2